Commitments and Contingencies - Additional Information (Detail) (INR) In Millions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	2,719.5	2,492.2
Contingencies, estimated provision for indirect taxes claims which are not yet acknowledged as debts	4,215.6	4,090.9